Subsequent Events - Schedule of Potentially Issuable Common Stock (Details) (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, closing value	$ 187,026	$ 16,097	$ 2,842
Subsequent Event [Member] | First Closing of 100,000 [Member]
Common stock, closing value	100,000
Subsequent Event [Member] | Second Closing of 900,000 [Member]
Common stock, closing value	900,000
Subsequent Event [Member] | Additional Investment of Upto 500,000 [Member]
Common stock, closing value	500,000
Subsequent Event [Member] | Second Closing of 1,000,000 [Member]
Common stock, closing value	1,000,000
Subsequent Event [Member] | Additional Investment of Upto 400,000 [Member]
Common stock, closing value	$ 400,000